Stock Options and Stock-Based Compensation (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Exercise Price 6.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 6.25	$ 6.25
Options Outstanding (in shares)	106,133	112,133
Options Exercisable (in shares)	9,258	0
Exercise Price 0.25 - 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 17.25
Options Exercisable, Weighted Average Exercise Price (in dollars per share)		25.25
Exercise Price 12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 12.00	$ 12.00
Options Outstanding (in shares)	6,000	6,000
Options Exercisable (in shares)	750	375
Exercise Price 12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 12.50	$ 12.50
Options Outstanding (in shares)	3,160	3,160
Options Exercisable (in shares)	3,160	3,160
Exercise Price 13.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 13.25	$ 13.25
Options Outstanding (in shares)	23,800	24,000
Options Exercisable (in shares)	4,463	3,175
Exercise Price 13.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 13.75	$ 13.75
Options Outstanding (in shares)	150,080	151,680
Options Exercisable (in shares)	97,378	85,807
Exercise Price 20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 20.00	$ 20.00
Options Outstanding (in shares)	12,800	12,800
Options Exercisable (in shares)	12,800	12,800
Exercise Price 31.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 31.25	$ 31.25
Options Outstanding (in shares)	12,400	12,400
Options Exercisable (in shares)	12,400	12,400
Exercise Price 37.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 37.50	$ 37.50
Options Outstanding (in shares)	71,240	71,240
Options Exercisable (in shares)	71,240	71,240
Exercise Price 50.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 50.00	$ 50.00
Options Outstanding (in shares)	8,590	8,590
Options Exercisable (in shares)	8,590	8,590
Exercise Price 6.25-50.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower Limit (in dollars per share)	$ 6.25	$ 6.25
Options Outstanding, Exercise Price, Upper Limit (in dollars per share)	$ 50.00	$ 50.00
Options Outstanding (in shares)	394,203	402,003
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 11 months 23 days	7 years 3 months 4 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 17.50	$ 17.25
Options Exercisable (in shares)	220,039	197,547
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 2,375	$ 25.25